Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues, net	$ 6,089,909	$ 8,175,926	$ 11,682,218	$ 15,263,763	$ 31,793,673	$ 23,753,148
Operating expenses
Banking and payments costs	5,108,245	7,682,621	9,914,619	14,441,545	28,662,586	22,472,378
Custody and trading costs	739,039	142,811	1,337,454	188,596	1,024,452	228,080
Compensation and benefits	3,790,067	3,676,657	7,824,334	10,134,597	17,691,784	3,225,179
Marketing expenses	728,338	620,923	996,446	1,020,721	1,709,641	493,900
Professional fees	1,255,832	1,270,345	2,923,246	3,058,850	5,410,925	1,855,131
Amortization expense	173,985	106,837	330,064	197,908	557,982	292,266
(Gain) loss on customer rewards liability	(745,598)	2,071,505	(2,253,069)	970,648	(798,493)	5,219,775
(Gain) loss on digital assets – rewards treasury	1,119,388	(2,334,677)	2,808,843	(1,324,091)	394,271	(5,633,042)
Other selling, general and administrative expenses	1,689,247	1,264,422	3,399,228	2,400,876	4,871,495	1,413,402
Total operating expenses	13,858,543	14,501,444	27,281,165	31,089,650	59,524,643	29,567,069
Operating loss	(7,768,634)	(6,325,518)	(15,598,947)	(15,825,887)	(27,730,970)	(5,813,921)
Other income (expense)
Gain (loss) on digital assets – investment treasury	105,167	36,582,224	(28,524,298)	20,965,072	(9,238,234)	29,247,576
Change in fair value of SAFEs				(6,503,113)	(7,197,168)	(88,372,854)
Change in fair value of convertible note		(5,309,608)	13,200,089	(11,843,751)	(928,056)
Convertible note issuance costs and fees				(9,569,109)	(9,569,109)
Legal settlements	(1,374,828)		(1,374,828)
Loss on extinguishment of debt		(9,612,199)	(4,005,132)	(9,612,199)	(9,612,199)
Interest expense	(921,881)	(1,974,849)	(3,195,709)	(3,246,487)	(5,708,045)	(234,035)
Other income	308,619	66,398	682,833	186,701	394,791	91,848
Other income (expense), net	(1,882,923)	19,751,966	(23,217,045)	(19,622,886)	(41,858,020)	(59,267,465)
Net income (loss) before income taxes	(9,651,557)	13,426,448	(38,815,992)	(35,448,773)	(69,588,990)	(65,081,386)
Income tax expense (benefit)		881	3,471	4,859	1,472	7,400
Net income (loss)	$ (9,651,557)	$ 13,425,567	$ (38,819,463)	$ (35,453,632)	$ (69,590,462)	$ (65,088,786)
Net income (loss) per share attributable to common stockholders:
Basic (in Shares)	(9,651,557)	13,425,567	(38,819,463)	(35,453,632)
Diluted (in Shares)	(9,651,557)	13,425,567	(38,819,463)	(35,453,632)
Net loss per share attributable to common stockholders:
Basic (in Dollars per share)	$ (0.19)	$ 0.29	$ (0.76)	$ (0.98)	$ (1.65)	$ (11.15)
Diluted (in Dollars per share)	$ (0.19)	$ 0.28	$ (0.76)	$ (0.98)	$ (1.65)	$ (11.15)
Weighted-average common shares outstanding:
Basic (in Shares)	51,825,321	46,503,358	50,746,857	36,062,784	42,218,965	5,836,882
Diluted (in Shares)	51,825,321	47,561,116	50,746,857	36,062,784	42,218,965	5,836,882